Pension and other Post-Retirement Benefits - Investment Objectives (Details) - Defined benefits pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and other PostRetirement Benefits,
Employer contributions		$ 182	$ 160
Contribution deposited in solvency reserve account		$ 2	$ 3
Expected cash contributions	$ 172
Equities
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		48.00%	56.00%
Equities | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		13.00%	18.00%
Equities | United States
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		17.00%	19.00%
Equities | Foreign
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		18.00%	19.00%
Fixed income | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		43.00%	39.00%
Real estate
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		100.00%	100.00%
Real estate | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		9.00%	5.00%